Acquisitions, Investments and Dispositions - Imagina Media Audiovisual, S.L. (Details) - Imagina $ in Thousands, € in Millions	1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 28, 2018	Aug. 31, 2015	Jul. 31, 2015 EUR (€)	Jul. 31, 2015 MXN ($)	Jun. 30, 2015	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017
Disclosure of associates
Cash consideration of investments accounted for using equity method			€ 19.2	$ 341,710
Proportion of ownership interest in associate		19.90%	19.90%	19.90%	14.50%			19.90%
Proportion of sale of ownership interest in associate	19.90%
Forecast
Disclosure of associates
Net proceeds expects to receive from sale of stake						€ 284.0	$ 6,827,798